3. SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative liability	$ 4,482,926	$ 5,178,906	$ 484,777	$ 484,777
Level 1 [Member]
Derivative liability	0	0
Level 2 [Member]
Derivative liability	0	0
Level 3 [Member]
Derivative liability	$ 4,482,926	$ 5,178,906